Pensions and Other Post-Retirement Benefits - Assets at Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	$ 1,441	$ 1,272	$ 1,263
Cash and equivalents
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	3	11
Equity securities – U.S.
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	168	146
Equity securities – non-U.S.
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	361	314
Real estate
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	32	32
Corporate bonds
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	543	496
Debt issued by national, state or local government
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	236	195
Other
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	98	78
Level 1
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	222	229
Level 1 | Cash and equivalents
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	2	10
Level 1 | Equity securities – U.S.
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	31	27
Level 1 | Equity securities – non-U.S.
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	35	33
Level 1 | Corporate bonds
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	110	103
Level 1 | Debt issued by national, state or local government
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	41	53
Level 1 | Other
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	3	3
Level 2
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	1,110	951
Level 2 | Cash and equivalents
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	1	1
Level 2 | Equity securities – U.S.
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	137	119
Level 2 | Equity securities – non-U.S.
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	326	281
Level 2 | Corporate bonds
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	433	393
Level 2 | Debt issued by national, state or local government
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	195	142
Level 2 | Other
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	18	15
Level 3
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	109	92
Level 3 | Real estate
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	32	32
Level 3 | Other
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	$ 77	$ 60